June 2, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Funds Trust

SEC File Nos. 333-59745; 811-08895

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 46 (“Amendment”) to the Registration Statement of ING Funds Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on August 16, 2010. The Registrant is filing the Amendment for the purpose of registering a new series of the Trust – ING Floating Rate Fund.

Should you have any questions or comments regarding this filing, please contact Kim Springer at 480-477-2674 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Senior Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.

ING Investments, LLC

Jeffrey S. Puretz, Esq.

Dechert LLP